FAIR VALUE MEASUREMENTS (Details 2) - Level 3 [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 6,321
Convertible securities closings		4,860
Additional debt drawdown	1,000
Conversions to equity	(2,212)	(638)
Realized and unrealized losses	(51)	2,099
Balance at end	$ 5,058	$ 6,321